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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 57.0%
INTERNATIONAL 15.9%
Columbia Emerging Markets Fund, Class I Shares (a)	5,664,380	$59,475,992
Columbia European Equity Fund, Class I Shares (a)	15,853,197	112,240,635
Columbia Overseas Value Fund, Class I Shares (a)	14,335,127	123,855,497
Columbia Pacific/Asia Fund, Class I Shares (a)	8,834,564	83,574,976
Total		379,147,100
U.S. LARGE CAP 36.5%
Columbia Contrarian Core Fund, Class I Shares (a)	7,928,666	180,218,570
Columbia Large Cap Growth Fund, Class I Shares (a)	2,008,282	75,491,322
Columbia Large Core Quantitative Fund, Class I Shares (a)	14,946,828	143,340,083
Columbia Large Growth Quantitative Fund, Class I Shares (a)	8,371,364	81,620,800
Columbia Large Value Quantitative Fund, Class I Shares (a)	17,246,185	172,806,772
Columbia Select Large Cap Equity Fund, Class I Shares (a)	3,624,949	48,066,828
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,662,504	90,685,701
Columbia Select Large-Cap Value Fund, Class I Shares (a)	3,174,058	75,701,270
Total		867,931,346
U.S. MID CAP 2.4%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	789,085	26,631,608
Columbia Mid Cap Value Fund, Class I Shares (a)	850,803	15,595,225
Columbia Small/Mid Cap Value Fund, Class I Shares (a)	1,383,004	15,448,154
Total		57,674,987
U.S. SMALL CAP 2.2%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)(b)	2,040,105	16,443,249
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	386,209	9,257,431
Columbia Small Cap Core Fund, Class I Shares (a)	635,296	12,852,029
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	411,672	12,362,525
Total		50,915,234

Total Equity Funds (Cost: $1,088,137,733)		$1,355,668,667

	Shares	Value

Fixed-Income Funds 25.8%
EMERGING MARKETS 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,665,400	$30,332,254
HIGH YIELD 6.7%
Columbia High Yield Bond Fund, Class I Shares (a)	7,847,798	23,543,393
Columbia Income Opportunities Fund, Class I Shares (a)	13,337,070	135,504,632
Total		159,048,025
INFLATION PROTECTED SECURITIES 0.4%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	951,435	8,753,197
INTERNATIONAL 0.8%
Columbia International Bond Fund, Class I Shares (a)	1,855,063	20,572,647
INVESTMENT GRADE 16.6%
Columbia Corporate Income Fund, Class I Shares (a)	18,311,227	186,774,514
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,077,397	21,023,259
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	30,591,622	168,253,923
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,811,497	20,216,305
Total		396,268,001
Total Fixed-Income Funds (Cost: $607,278,015)		$614,974,124

Alternative Investment Funds 2.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,415,792	14,044,662
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,341,670	23,299,614
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	2,067,927	19,934,815
Total Alternative Investment Funds (Cost: $58,840,745)		$57,279,091

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Food Products —%
China Milk Products Group Ltd. (b)(c)(d)(e)	322,000	$—
TOTAL CONSUMER STAPLES		—

Total Common Stocks (Cost: $172,880)		$—

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
S&P 500 Index
	592	1,600.00	12/19/14	162,800
Total Options Purchased Puts (Cost: $10,066,042)				$162,800

	Shares	Value

Money Market Funds 14.2%
Columbia Short-Term Cash Fund, 0.092% (a)(f)	337,083,350	$337,083,350
Total Money Market Funds (Cost: $337,083,350)		$337,083,350
Total Investments
(Cost: $2,101,578,765) (g)		$2,365,168,032(h)
Other Assets & Liabilities, Net		13,876,786
Net Assets		$2,379,044,818

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $11,682,352 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	413	USD	48,362,300	12/2014	670,113	—
S&P MID 400 EMINI	333	USD	47,132,820	12/2014	—	(95,721)
S&P500 EMINI	1,622	USD	163,124,540	12/2014	2,755,862	—
US 10YR NOTE	42	USD	5,307,094	12/2014	42,892	—
Total					3,468,867	(95,721)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	14,523,154	16,393	(236,510)	(2,912)	14,300,125	—	—	14,044,662
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	23,830,605	8,570	(248,336)	(1,528)	23,589,311	—	—	23,299,614
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	43,786,885	93,966	(21,507,138)	(1,422,405)	20,951,308	—	—	19,934,815
Columbia Commodity Strategy Fund, Class I Shares	17,681,220	9,088	(15,316,274)	(2,374,034)	—	—	—	—
Columbia Contrarian Core Fund, Class I Shares	115,542,514	15,228,187	(14,551,903)	8,169,928	124,388,726	—	—	180,218,570
Columbia Convertible Securities Fund, Class I Shares	19,563,488	489,548	(25,736,875)	5,683,839	—	203,056	286,493	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Corporate Income Fund, Class I Shares	218,761,904	4,963,978	(41,813,827)	2,176,507	184,088,562	—	4,956,156	186,774,514
Columbia Emerging Markets Bond Fund, Class I Shares	30,951,803	941,114	(1,630,082)	25,127	30,287,962	—	933,748	30,332,254
Columbia Emerging Markets Fund, Class I Shares	88,129,644	1,732,999	(34,880,128)	1,209,959	56,192,474	—	—	59,475,992
Columbia European Equity Fund, Class I Shares	57,866,452	43,808,216	(1,702,246)	534,043	100,506,465	—	—	112,240,635
Columbia Flexible Capital Income Fund, Class I Shares	5,441,039	109,145	(7,004,694)	1,454,510	—	—	109,145	—
Columbia High Yield Bond Fund, Class I Shares	22,790,785	960,213	(1,185,223)	97,174	22,662,949	—	960,066	23,543,393
Columbia Income Opportunities Fund, Class I Shares	129,918,509	5,053,251	(6,383,538)	964,675	129,552,897	—	5,052,685	135,504,632
Columbia Inflation Protected Securities Fund, Class I Shares	—	8,986,907	(121,045)	720	8,866,582	—	154,147	8,753,197
Columbia International Bond Fund, Class I Shares	20,975,084	312,820	(553,175)	4,487	20,739,216	—	310,074	20,572,647
Columbia Large Cap Growth Fund, Class I Shares	48,703,459	3,327	(8,295,772)	3,617,073	44,028,087	—	—	75,491,322
Columbia Large Core Quantitative Fund, Class I Shares	102,635,678	5,148	(18,810,481)	8,686,689	92,517,034	—	—	143,340,083
Columbia Large Growth Quantitative Fund, Class I Shares	56,234,275	18,885,477	(6,887,447)	2,658,428	70,890,733	—	—	81,620,800
Columbia Large Value Quantitative Fund, Class I Shares	152,433,525	15,507,683	(15,631,296)	4,106,789	156,416,701	—	—	172,806,772
Columbia Mid Cap Growth Fund, Class I Shares	69,192,702	26,532	(61,330,227)	14,739,881	22,628,888	—	—	26,631,608
Columbia Mid Cap Value Fund, Class I Shares	33,961,450	3,495,472	(30,924,847)	7,142,864	13,674,939	3,321,517	173,907	15,595,225
Columbia Mortgage Opportunities Fund, Class I Shares	—	21,752,533	(986,945)	9,738	20,775,326	—	251,216	21,023,259
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	8,848,601	2,563	(562,274)	353,060	8,641,950	—	—	16,443,249
Columbia Overseas Value Fund, Class I Shares	33,975,477	93,253,641	(3,219,305)	482,396	124,492,209	—	557,045	123,855,497
Columbia Pacific/Asia Fund, Class I Shares	70,719,613	3,776,044	(6,424,333)	1,203,872	69,275,196	—	80,392	83,574,976
Columbia Select Large Cap Equity Fund, Class I Shares	38,119,843	14,507,613	(4,554,884)	(212,529)	47,860,043	2,909,678	61,563	48,066,828
Columbia Select Large Cap Growth Fund, Class I Shares	62,490,230	7,432,469	(9,442,257)	2,923,346	63,403,788	7,382,510	—	90,685,701
Columbia Select Large-Cap Value Fund, Class I Shares	57,248,987	90	(9,614,134)	3,003,736	50,638,679	—	—	75,701,270
Columbia Select Smaller-Cap Value Fund, Class I Shares	2,522,489	5,532,481	(135,733)	34,877	7,954,114	—	—	9,257,431
Columbia Short-Term Cash Fund	269,023,971	258,922,190	(190,862,812)	—	337,083,349	—	164,524	337,083,350
Columbia Small Cap Core Fund, Class I Shares	10,858,282	5,989	(249,562)	49,774	10,664,483	—	—	12,852,029
Columbia Small Cap Growth Fund I, Class I Shares	43,447,145	136,325	(31,088,894)	(301,113)	12,193,463	—	—	12,362,525
Columbia Small Cap Value Fund II, Class I Shares	14,728,770	—	(17,200,048)	2,471,278	—	—	—	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Small/Mid Cap Value Fund, Class I Shares	24,187,362	2,211	(28,293,132)	15,873,320	11,769,761	—	—	15,448,154
Columbia U.S. Government Mortgage Fund, Class I Shares	173,492,860	3,910,948	(7,768,249)	68,630	169,704,189	—	3,873,920	168,253,923
Columbia U.S. Treasury Index Fund, Class I Shares	12,224,017	8,955,955	(551,794)	(27,844)	20,600,334	—	199,410	20,216,305
Total	2,094,811,822	538,829,086	(625,705,420)	83,404,355	2,091,339,843	13,816,761	18,124,491	2,365,005,232

(b)	Non-income producing.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $0, which represents less than 0.01% of net assets.  Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-2010	172,880

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(g)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $2,101,579,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$277,978,000
Unrealized Depreciation	(14,389,000)
Net Unrealized Appreciation	$263,589,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)

Mutual Funds
Equity Funds	1,355,668,667	—	—		1,355,668,667
Fixed-Income Funds	614,974,124	—	—		614,974,124
Alternative Investment Funds	57,279,091	—	—		57,279,091
Money Market Funds	337,083,350	—	—		337,083,350
Total Mutual Funds	2,365,005,232	—	—		2,365,005,232
Equity Securities
Common Stocks
Consumer Staples	—	—	0	(a)	0	(a)
Total Equity Securities	—	—	0	(a)	0	(a)
Other
Options Purchased Puts	162,800	—	—		162,800
Total Other	162,800	—	—		162,800
Investments in Securities	2,365,168,032	—	—		2,365,168,032
Derivatives
Assets
Futures Contracts	3,468,867	—	—		3,468,867
Liabilities
Futures Contracts	(95,721)	—	—		(95,721)
Total	2,368,541,178	—	0	(a)	2,368,541,178

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.8%
INTERNATIONAL 8.3%
Columbia European Equity Fund, Class I Shares (a)	3,171,036	$22,450,936
Columbia Overseas Value Fund, Class I Shares (a)	3,393,187	29,317,138
Columbia Pacific/Asia Fund, Class I Shares (a)	553,790	5,238,851
Total		57,006,925
U.S. LARGE CAP 20.1%
Columbia Contrarian Core Fund, Class I Shares (a)	1,362,310	30,965,292
Columbia Large Cap Growth Fund, Class I Shares (a)	460,859	17,323,698
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,899,212	27,803,446
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,314,179	22,563,240
Columbia Large Value Quantitative Fund, Class I Shares (a)	3,992,034	40,000,183
Total		138,655,859
U.S. MID CAP 0.7%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	51,229	1,728,992
Columbia Mid Cap Value Fund, Class I Shares (a)	190,295	3,488,109
Total		5,217,101
U.S. SMALL CAP 1.7%
Columbia Small Cap Core Fund, Class I Shares (a)	582,228	11,778,462
Total Equity Funds (Cost: $176,422,630)		$212,658,347

Fixed-Income Funds 52.1%
EMERGING MARKETS 2.7%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,624,361	18,485,228
HIGH YIELD 3.2%
Columbia Income Opportunities Fund, Class I Shares (a)	2,211,444	22,468,273
INFLATION PROTECTED SECURITIES 2.3%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	151,784	1,570,963
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,551,741	14,276,017
Total		15,846,980

	Shares	Value

Fixed-Income Funds (continued)
INTERNATIONAL 0.5%
Columbia International Bond Fund, Class I Shares (a)	316,396	$3,508,834
INVESTMENT GRADE 43.4%
Columbia Corporate Income Fund, Class I Shares (a)	13,633,651	139,063,247
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,717,042	46,934,565
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	18,615,085	102,382,967
Columbia U.S. Treasury Index Fund, Class I Shares (a)	981,583	10,954,466
Total		299,335,245
Total Fixed-Income Funds (Cost: $358,346,845)		$359,644,560

Alternative Investment Funds 4.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	275,608	2,734,033
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,063,999	10,586,788
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,641,703	15,826,014
Total Alternative Investment Funds (Cost: $30,137,478)		$29,146,835

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
S&P 500 Index
	94	1,600.00	12/19/14	25,850
Total Options Purchased Puts (Cost: $1,598,324)				$25,850

	Shares	Value

Money Market Funds 12.4%
Columbia Short-Term Cash Fund, 0.092% (a)(c)	85,388,895	85,388,895
Total Money Market Funds (Cost: $85,388,895)		$85,388,895
Total Investments
(Cost: $651,894,172) (d)		$686,864,487(e)
Other Assets & Liabilities, Net		3,156,506
Net Assets		$690,020,993

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $2,451,095 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	100	EUR	3,886,018	12/2014	—	(151,093)
RUSSELL 2000 EMINI ICE	30	USD	3,513,000	12/2014	48,676	—
S&P MID 400 EMINI	43	USD	6,086,220	12/2014	—	(12,360)
S&P500 EMINI	283	USD	28,461,310	12/2014	684,240	—
SPI 200	28	AUD	3,399,087	12/2014	30,907	—
TOPIX INDEX	46	JPY	5,475,362	12/2014	194,107	—
US 10YR NOTE	31	USD	3,917,141	12/2014	31,659	—
US 5YR NOTE	17	USD	2,030,305	12/2014	16,035	—
US LONG BOND	18	USD	2,539,687	12/2014	37,654	—
Total					1,043,278	(163,453)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,913,311	117,002	(240,575)	(7,321)	2,782,417	—	—	2,734,033
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	11,104,838	89,554	(462,894)	(1,683)	10,729,815	—	—	10,586,788
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	16,393,645	656,400	(408,957)	(15,842)	16,625,246	—	—	15,826,014
Columbia Contrarian Core Fund, Class I Shares	20,710,096	1,434,926	(3,482,200)	1,635,529	20,298,351	—	—	30,965,292
Columbia Convertible Securities Fund, Class I Shares	5,675,362	241,400	(7,454,608)	1,537,846	—	58,811	135,416	—
Columbia Corporate Income Fund, Class I Shares	130,923,966	16,501,919	(10,392,582)	219,832	137,253,135	—	3,178,873	139,063,247
Columbia Emerging Markets Bond Fund, Class I Shares	31,958,177	1,374,203	(15,596,458)	734,392	18,470,314	—	851,792	18,485,228
Columbia Emerging Markets Fund, Class I Shares	2,528,707	1,010	(2,686,210)	156,493	—	—	—	—
Columbia European Equity Fund, Class I Shares	19,671,548	4,604,809	(5,227,427)	1,619,269	20,668,199	—	—	22,450,936
Columbia Flexible Capital Income Fund, Class I Shares	10,341,532	305,919	(12,990,493)	2,343,042	—	—	284,588	—
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	1,625,351	(110,494)	3,496	1,518,353	—	18,881	1,570,963
Columbia Income Opportunities Fund, Class I Shares	31,839,381	1,007,318	(12,287,745)	799,628	21,358,582	—	1,006,660	22,468,273
Columbia Inflation Protected Securities Fund, Class I Shares	17,783,274	557,683	(2,567,001)	(180,247)	15,593,709	—	293,533	14,276,017
Columbia International Bond Fund, Class I Shares	3,687,636	57,383	(207,583)	1,693	3,539,129	—	52,803	3,508,834
Columbia Large Cap Growth Fund, Class I Shares	12,521,663	344,680	(3,717,996)	2,155,561	11,303,908	—	—	17,323,698
Columbia Large Core Quantitative Fund, Class I Shares	14,948,204	7,055,837	(3,642,197)	1,593,714	19,955,558	—	—	27,803,446
Columbia Large Growth Quantitative Fund, Class I Shares	24,095,247	1,457,298	(6,647,686)	249,398	19,154,257	—	—	22,563,240
Columbia Large Value Quantitative Fund, Class I Shares	34,470,275	6,432,464	(4,791,106)	76,780	36,188,413	—	—	40,000,183

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Limited Duration Credit Fund, Class I Shares	46,692,362	1,301,442	(2,148,040)	90,059	45,935,823	—	681,504	46,934,565
Columbia Mid Cap Growth Fund, Class I Shares	6,119,638	406,010	(6,107,693)	1,119,619	1,537,574	—	—	1,728,992
Columbia Mid Cap Value Fund, Class I Shares	5,732,569	601,833	(4,301,154)	991,351	3,024,599	545,517	31,355	3,488,109
Columbia Overseas Value Fund, Class I Shares	35,649,591	2,430,026	(8,694,993)	242,725	29,627,349	—	131,070	29,317,138
Columbia Pacific/Asia Fund, Class I Shares	4,129,886	1,130,226	(595,902)	81,193	4,745,403	—	4,974	5,238,851
Columbia Select Large Cap Equity Fund, Class I Shares	7,215,692	446,964	(7,437,795)	(224,861)	—	416,454	8,811	—
Columbia Short-Term Cash Fund	42,835,142	57,859,675	(15,305,922)	—	85,388,895	—	41,200	85,388,895
Columbia Small Cap Core Fund, Class I Shares	9,986,930	566,205	(793,578)	159,462	9,919,019	—	—	11,778,462
Columbia U.S. Government Mortgage Fund, Class I Shares	107,287,939	3,666,468	(7,613,145)	(125,753)	103,215,509	—	2,376,694	102,382,967
Columbia U.S. Treasury Index Fund, Class I Shares	11,897,714	298,878	(691,581)	(42,720)	11,462,291	—	125,384	10,954,466
Total	669,114,325	112,572,883	(146,604,015)	15,212,655	650,295,848	1,020,782	9,223,538	686,838,637

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $651,894,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,532,000
Unrealized Depreciation	(5,562,000)
Net Unrealized Appreciation	$34,970,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Equity Funds	212,658,347	—	—	212,658,347
Fixed-Income Funds	359,644,560	—	—	359,644,560
Alternative Investment Funds	29,146,835	—	—	29,146,835
Money Market Funds	85,388,895	—	—	85,388,895
Total Mutual Funds	686,838,637	—	—	686,838,637
Other
Options Purchased Puts	25,850	—	—	25,850
Total Other	25,850	—	—	25,850
Investments in Securities	686,864,487	—	—	686,864,487
Derivatives
Assets
Futures Contracts	1,043,278	—	—	1,043,278
Liabilities
Futures Contracts	(163,453)	—	—	(163,453)
Total	687,744,312	—	—	687,744,312

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal® Growth Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 94.2%
CONVERTIBLE 6.5%
Columbia Convertible Securities Fund, Class I Shares (a)	2,820,074	$54,512,030
DIVIDEND INCOME 27.2%
Columbia Dividend Income Fund, Class I Shares (a)	5,110,829	101,501,064
Columbia Dividend Opportunity Fund, Class I Shares (a)	6,143,859	67,213,820
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	2,752,363	57,304,186
Total		226,019,070
INTERNATIONAL 10.8%
Columbia Emerging Markets Fund, Class I Shares (a)	3,773,934	39,626,307
Columbia Global Infrastructure Fund, Class I Shares (a)	1,600,154	35,283,407
Columbia Pacific/Asia Fund, Class I Shares (a)	1,608,855	15,219,765
Total		90,129,479
REAL ESTATE 3.6%
Columbia Real Estate Equity Fund, Class I Shares (a)	1,863,926	29,766,895
U.S. LARGE CAP 35.6%
Columbia Contrarian Core Fund, Class I Shares (a)	3,330,902	75,711,413
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)	1,657,323	36,361,662
Columbia Large Cap Growth Fund, Class I Shares (a)	689,169	25,905,875
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,776,252	17,034,255
Columbia Large Growth Quantitative Fund, Class I Shares (a)	3,921,111	38,230,830
Columbia Select Large Cap Equity Fund, Class I Shares (a)	1,937,117	25,686,166
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	3,973,424	77,283,101
Total		296,213,302

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 6.1%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,493,687	$50,411,951
U.S. SMALL CAP 4.4%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,226,975	36,846,067
Total Equity Funds (Cost: $633,767,743)		$783,898,794

Alternative Investment Funds 5.8%
Columbia Flexible Capital Income Fund, Class I Shares(a)	3,939,257	48,571,040
Total Alternative Investment Funds (Cost: $42,780,242)		$48,571,040
Total Investments
(Cost: $676,547,985) (c)		$832,469,834(d)
Other Assets & Liabilities, Net		(164,964)
Net Assets		$832,304,870

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	39,690,999	16,225,845	(5,463,237)	3,538,619	53,992,226	—	—	75,711,413
Columbia Convertible Securities Fund, Class I Shares	41,232,022	1,536,522	(4,145,832)	1,141,662	39,764,374	463,794	1,071,798	54,512,030

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Dividend Income Fund, Class I Shares	72,491,996	1,773,315	(8,637,797)	2,375,695	68,003,209	—	1,773,159	101,501,064
Columbia Dividend Opportunity Fund, Class I Shares	51,946,294	1,555,817	(5,868,524)	1,626,507	49,260,094	—	1,555,805	67,213,820
Columbia Emerging Markets Fund, Class I Shares	37,144,881	593,143	(43,143)	(316)	37,694,565	—	—	39,626,307
Columbia Flexible Capital Income Fund, Class I Shares	43,337,521	1,293,605	(2,140,639)	289,755	42,780,242	—	1,264,330	48,571,040
Columbia Global Dividend Opportunity Fund, Class I Shares	54,766,154	1,333,961	(2,587,390)	180,207	53,692,932	—	1,331,557	57,304,186
Columbia Global Energy and Natural Resources Fund, Class I Shares	53,632,909	70,779	(19,668,570)	1,133,743	35,168,861	—	—	36,361,662
Columbia Global Infrastructure Fund, Class I Shares	24,771,000	8,092,000	—	—	32,863,000	—	—	35,283,407
Columbia Large Cap Growth Fund, Class I Shares	30,756,734	7,110	(19,926,136)	6,686,197	17,523,905	—	—	25,905,875
Columbia Large Core Quantitative Fund, Class I Shares	11,439,710	31	(1,771,810)	650,039	10,317,970	—	—	17,034,255
Columbia Large Growth Quantitative Fund, Class I Shares	35,498,072	—	(4,380,357)	1,478,088	32,595,803	—	—	38,230,830
Columbia Mid Cap Growth Fund, Class I Shares	37,292,489	16,246,679	(9,973,252)	1,171,258	44,737,174	—	—	50,411,951
Columbia Pacific/Asia Fund, Class I Shares	12,246,110	345,149	(16,886)	3,303	12,577,676	—	14,001	15,219,765
Columbia Real Estate Equity Fund, Class I Shares	16,534,000	8,661,418	—	—	25,195,418	142,756	426,662	29,766,895
Columbia Select Large Cap Equity Fund, Class I Shares	43,068,784	2,555,679	(19,584,488)	(295,111)	25,744,864	2,502,727	52,952	25,686,166
Columbia Select Large Cap Growth Fund, Class I Shares	51,616,930	6,101,505	(5,465,189)	1,488,771	53,742,017	6,010,177	—	77,283,101
Columbia Small Cap Growth Fund I, Class I Shares	33,402,983	8,292,380	(928,237)	126,529	40,893,655	—	—	36,846,067
Total	690,869,588	74,684,938	(110,601,487)	21,594,946	676,547,985	9,119,454	7,490,264	832,469,834

(b)	Non-income producing.
(c)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $676,548,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$160,028,000
Unrealized Depreciation	(4,106,000)
Net Unrealized Appreciation	$155,922,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Equity Funds	783,898,794	—	—	783,898,794
Alternative Investment Funds	48,571,040	—	—	48,571,040
Total Mutual Funds	832,469,834	—	—	832,469,834
Total	832,469,834	—	—	832,469,834

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 99.5%
International 99.5%
Columbia Acorn International, Class I Shares (a)	30,977	$1,409,479
Columbia Emerging Markets Fund, Class I Shares (a)	134,390	1,411,093
Columbia European Equity Fund, Class I Shares (a)	2,395,004	16,956,628
Columbia Pacific/Asia Fund, Class I Shares (a)	896,678	8,482,570
Total		28,259,770
Total Equity Funds (Cost: $23,627,746)		$28,259,770

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.092% (a)(b)
	333,279	$333,279
Total Money Market Funds (Cost: $333,279)		$333,279
Total Investments
(Cost: $23,961,025) (c)		$28,593,049(d)
Other Assets & Liabilities, Net		(187,287)
Net Assets		$28,405,762

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	11/10/2014	539,000 BRL	231,559 USD	14,435	—
J.P. Morgan Securities, Inc.	11/10/2014	254,000 CAD	230,550 USD	5,216	—
J.P. Morgan Securities, Inc.	11/10/2014	1,900,000 DKK	330,565 USD	10,662	—
J.P. Morgan Securities, Inc.	11/10/2014	664,064,000 IDR	55,491 USD	579	—
J.P. Morgan Securities, Inc.	11/10/2014	37,510,000 INR	610,316 USD	—	(140)
J.P. Morgan Securities, Inc.	11/10/2014	1,243,715,000 KRW	1,193,816 USD	31,593	—
J.P. Morgan Securities, Inc.	11/10/2014	849,000 MYR	264,634 USD	6,976	—
J.P. Morgan Securities, Inc.	11/10/2014	839,000 NOK	131,627 USD	7,263	—
J.P. Morgan Securities, Inc.	11/10/2014	4,357,000 PHP	99,041 USD	2,007	—
J.P. Morgan Securities, Inc.	11/10/2014	18,622,000 TWD	621,147 USD	9,139	—
J.P. Morgan Securities, Inc.	11/10/2014	896,987 USD	990,000 AUD	—	(26,149)
J.P. Morgan Securities, Inc.	11/10/2014	111,238 USD	127,000 AUD	475	—
J.P. Morgan Securities, Inc.	11/10/2014	321,135 USD	300,000 CHF	—	(9,319)
J.P. Morgan Securities, Inc.	11/10/2014	978,181 USD	762,000 EUR	—	(23,244)
J.P. Morgan Securities, Inc.	11/10/2014	80,045 USD	49,000 GBP	—	(1,664)
J.P. Morgan Securities, Inc.	11/10/2014	169,881 USD	616,000 ILS	—	(7,791)
J.P. Morgan Securities, Inc.	11/10/2014	2,032,102 USD	217,302,000 JPY	—	(97,432)
J.P. Morgan Securities, Inc.	11/10/2014	131,241 USD	161,000 NZD	—	(5,815)
J.P. Morgan Securities, Inc.	11/10/2014	320,580 USD	2,288,000 SEK	—	(10,723)
J.P. Morgan Securities, Inc.	11/10/2014	302,414 USD	382,000 SGD	—	(5,078)
J.P. Morgan Securities, Inc.	11/10/2014	2,078,000 ZAR	187,463 USD	—	(753)
Total				88,345	(188,108)

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $12,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	3	USD	275,400	12/2014	—	(9,397)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	973,145	85,245	(766,859)	355,223	646,754	21,614	417	1,409,479
Columbia Emerging Markets Fund, Class I Shares	2,101,812	68,543	(878,907)	936	1,292,384	—	—	1,411,093
Columbia European Equity Fund, Class I Shares	19,521,466	420,209	(7,132,754)	1,264,394	14,073,315	—	—	16,956,628
Columbia Pacific/Asia Fund, Class I Shares	12,172,653	464,186	(5,339,604)	318,058	7,615,293	—	11,431	8,482,570
Columbia Short-Term Cash Fund	529,640	291,065	(487,426)	—	333,279	—	367	333,279
Total	35,298,716	1,329,248	(14,605,550)	1,938,611	23,961,025	21,614	12,215	28,593,049

(b)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(c)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $23,961,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,632,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,632,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	28,259,770	—	—	28,259,770
Money Market Funds	333,279	—	—	333,279
Total Mutual Funds	28,593,049	—	—	28,593,049
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	88,345	—	88,345
Liabilities
Forward Foreign Currency Exchange Contracts	—	(188,108)	—	(188,108)
Futures Contracts	(9,397)	—	—	(9,397)
Total	28,583,652	(99,763)	—	28,483,889

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014